Note 8 - Income Tax - Summary of Differences Between Income Tax and Theoretical Amount Using Tax Rate in Each Country (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [line items]
Income (loss) before income tax	$ 3,165,937	$ 1,242,766	$ (619,267)
Less impairment charges (non-deductible)		57,075	622,402
Income before income tax without impairment charges	3,165,937	1,299,841	3,135
Tax calculated at the tax rate in each country	(705,727)	(209,765)	21,052
Effect of currency translation on tax base	(187,186)	(76,043)	(72,936)
Changes in the tax rates	(3,422)	(29,881)	(958)
Utilization of previously unrecognized tax losses	29,560	966	98
Tax revaluation, withholding tax and others	249,539	125,275	29,594
Tax charge	$ (617,236)	$ (189,448)	$ (23,150)